PROVISION FOR INCOME TAXES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2020	Dec. 31, 2019
Provision for Income Taxes (Textual)
Federal net operating losses		$ 3,225,628	$ 832,590
Future taxable income			$ 2,870
Net operating loss carry forwards, description		Net operating loss carry forwards (NOL), if not utilized, will expire in 2037 for federal purposes.
U.S. federal corporate income tax rate	21.00%
Income taxes, description		As at the fiscal year 2020, a deduction for issued warrants and stock options and restricted shares awarded from the 2010 Stock Plan for a total of $1,448,240 has not yet been made, for the fiscal year 2019 this total was $1,324,035.